Supplementary Financial Statements Information - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 356	$ 775	$ 1,081
Interest expenses on loans and borrowings	17,865	18,540	9,837
Financial costs related to Debentures	3,552	3,928	3,775
Interest expenses attributed to IFRS 16	6,505	7,195	4,822
Derivatives loss		2,991	1,193
Bank charges, negative foreign exchange differences and other financial expenses	9,785	8,705	6,508
Financial expenses	38,063	42,134	27,216
Financial income:
PPP loan forgiveness			1,465
Interest income from deposits, positive foreign exchange differences and other financial income	15,920	13,800	5,821
Financial income	15,920	13,800	7,286
Financial expenses, net	$ 22,143	$ 28,334	$ 19,930